SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 14:-	SUBSEQUENT EVENTS

On March 18, 2015, the Company completed, through the Company's wholly owned subsidiary, Attunity Inc., the acquisition of 100% of the shares of Appfluent Technology, Inc. ("Appfluent"), a U.S.-based provider of data usage analytics for Big Data environments, including data warehousing and Hadoop.

Under the related acquisition agreement the total consideration is composed of:

-	$10,950 paid in cash on the closing date (subject to working capital adjustments), of which $1,100 is being held in escrow for one year following the closing date;

-	$5,650 which was payable in ordinary shares of the Company, reflecting a $9.71 price per share (the "PPS"), such that the Company issued, on the closing date, approximately 582,000 ordinary shares of the Company;

-	$1,400 which is payable in ordinary shares of the Company based on the PPS, such that approximately 144,000 ordinary shares of the Company were held-back to secure indemnity claims and the Company will issue them in September 2016; and

-	milestone-based contingent payments in a total amount of up to $31,500 which, if earned, are payable in 2016 and 2017.